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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/98


Institutional Investment Manager:

GENERAL ATLANTIC PARTNERS, LLC
3 PICKWICK PLAZA
GREENWICH                                         CT            06830


                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB NUMBER:      3235-0006
                                                      EXPIRES: February 28, 1997
                                                      ESTIMATED AVERAGE BURDEN
                                                      HOURS PER RESPONSE...24.60

                                                             SEC USE ONLY
                                                             ------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1998 .
                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report check here: [ ]

General Atlantic Partners, LLC
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Name of Institutional Investment Manager

3 Pickwick Plaza                     Greenwich           CT             06830
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Business                 (Street)     (City)           (State)          (Zip)

Thomas J. Murphy, Chief Financial Officer (203) 629-8600
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
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       INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL
                              CRIMINAL VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).
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         The institutional investment manager submitting this Form and its
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attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of Connecticut on the 12th day of February, 1999.

                                     General Atlantic Partners, LLC
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     /s/ Thomas J. Murphy
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                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).


13F FILE NUMBERS WILL BE ASSIGNED TO INSTITUTIONAL INVESTMENT MANAGERS AFTER THEY FILE THEIR FIRST REPORT.

Name:                    13F File No.:   Name:                    13F File No.:
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1.
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2.
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3.
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4.
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                                    FORM 13F


Name, Title and Telephone Number of Person Submitting Report:

    THOMAS J. MURPHY               CHIEF FINANCIAL OFFICER      203-629-8600


Signature, Place and Date of Signing:

/s/ THOMAS J. MURPHY               GREENWICH                    CT    2/12/99




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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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